Other Operating (Income) Expenses - Additional Information (Detail) $ in Millions	12 Months Ended
	Jan. 31, 2022 CAD ($)	Jan. 31, 2021 CAD ($) Employees
Other operating expenses (income) [Line Items]
Provisions	$ 11.2
Restructuring costs	0.0	$ 37.3
Gain on disposal of a property		$ 12.7
Before COVID-19 Pandemic [Member]
Other operating expenses (income) [Line Items]
Number of employees | Employees		650
Restructuring costs		$ 29.8
COVID-19 Pandemic [Member]
Other operating expenses (income) [Line Items]
Restructuring costs		7.5
Other Provision [member]
Other operating expenses (income) [Line Items]
Provisions	$ 0.3
Other Provision [member] | Patent infringement litigation cases [member]
Other operating expenses (income) [Line Items]
Provisions		$ 4.0